Statements of Assets and Liabilities (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
US Government securities, at fair value, (amortized cost)	$ 6,400,000	$ 9,598,087
Due from brokers (net of reserve of $101,521) (See Note 4)	17,505,597	12,805,431
Futures contracts purchased	0	2,832,921
Unrealized appreciation on open forward contracts	134,988	224,585
Futures contracts sold	378,483	0
Cash	5,304,787	3,630,425
Due from affiliate	0	5,599
Total assets	29,723,855	29,097,048
LIABILITIES
Unrealized depreciation on open forward contracts	95,397	36,460
Future contracts purchased	2,237,362	0
Futures contracts sold	0	349,805
Subscriptions received in advance	914,000	1,289,417
Incentive fee	0	409,223
Redemptions payable	904,938	236,327
Management fee payable	107,656	51,406
Fees payable	105,056	49,185
Total liabilities	4,364,409	2,421,823
NET ASSETS	25,359,446	26,675,225
SERIES A
ASSETS
US Government securities, at fair value, (amortized cost)	3,700,000	4,949,019
Due from brokers (net of reserve of $101,521) (See Note 4)	10,182,255	6,513,798
Futures contracts purchased	0	1,271,946
Unrealized appreciation on open forward contracts	69,300	95,755
Futures contracts sold	189,971	0
Cash	4,325,976	2,215,532
Due from affiliate	0	5,599
Total assets	18,467,502	15,051,649
LIABILITIES
Unrealized depreciation on open forward contracts	51,238	13,857
Future contracts purchased	1,411,823	0
Futures contracts sold	0	143,844
Subscriptions received in advance	336,000	882,330
Incentive fee	0	198,986
Redemptions payable	711,068	42,447
Management fee payable	67,674	26,272
Fees payable	70,546	27,222
Total liabilities	2,648,349	1,334,958
NET ASSETS	15,819,153	13,716,691
SERIES B
ASSETS
US Government securities, at fair value, (amortized cost)	2,700,000	4,649,068
Due from brokers (net of reserve of $101,521) (See Note 4)	7,323,342	6,291,633
Futures contracts purchased	0	1,560,975
Unrealized appreciation on open forward contracts	65,688	128,830
Futures contracts sold	188,512	0
Cash	978,811	1,414,893
Total assets	11,256,353	14,045,399
LIABILITIES
Unrealized depreciation on open forward contracts	44,159	22,603
Future contracts purchased	825,539	0
Futures contracts sold	0	205,961
Subscriptions received in advance	578,000	407,087
Incentive fee	0	210,237
Redemptions payable	193,870	193,880
Management fee payable	39,982	25,134
Fees payable	34,510	21,963
Total liabilities	1,716,060	1,086,865
NET ASSETS	9,540,293	12,958,534
Series A-1
LIABILITIES
NET ASSETS	12,507,057	10,835,030
Number of Units outstanding	8,359.510	6,916.044
Net Asset Value per Unit	$ 1,496.15	$ 1,566.65
Series A-2
LIABILITIES
NET ASSETS	3,312,096	2,881,661
Number of Units outstanding	2,037.421	1,724.508
Net Asset Value per Unit	$ 1,625.63	$ 1,671.00
Series B-1
LIABILITIES
NET ASSETS	5,617,352	7,815,597
Number of Units outstanding	4,524.265	5,784.122
Net Asset Value per Unit	$ 1,241.61	$ 1,351.21
Series B-2
LIABILITIES
NET ASSETS	$ 3,922,941	$ 5,142,937
Number of Units outstanding	3,015.557	3,700.480
Net Asset Value per Unit	$ 1,300.90	$ 1,389.80